Investment Strategy - T-Strive Digital Credit Preferred Income ETF	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks current income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities issued by Bitcoin treasury companies (“Digital Credit Preferred Securities”) and engages in derivatives transactions that provide exposure to Digital Credit Preferred Securities. Digital Credit Preferred Securities are preferred securities issued by Bitcoin treasury companies. The Advisor defines a "Bitcoin treasury company" as any company that: (1) generally maintains 5% or more of its assets in Bitcoin or Bitcoin-linked financial instruments; or (2) generally derives 5% or more of its income from Bitcoin or Bitcoin-linked financial instruments. Bitcoin treasury companies use corporate funds to acquire significant holdings of Bitcoin as a core balance sheet holding. At inception, the Fund expects to focus its investments principally on the Digital Credit Preferred Securities known as Strategy Inc. Variable Rate Series A Perpetual Stretch Preferred Stock (“STRC”) and Strive, Inc. Variable Rate Series A Perpetual Preferred Stock (“SATA”). Strive, Inc. is an affiliate of the Sub-Adviser. The Adviser generally expects to maintain similar economic exposure to STRC and SATA, but may overweight or underweight either security or invest in other Digital Credit Preferred Securities based on valuation, yield, liquidity, financing, and other investment considerations. The Fund may obtain exposure through direct investments in Digital Credit Preferred Securities and through total return swaps and other derivative instruments on Digital Credit Preferred Securities. As additional Bitcoin treasury companies offer Digital Credit Preferred Securities, the Fund may also invest in those securities. The Fund also may hold cash, cash equivalents, U.S. Treasury securities, money market funds, and other short-term instruments for collateral, liquidity, financing, and risk-management purposes.

The Digital Credit Preferred Securities in which the Fund will invest will typically not have specified maturity dates, durations or investment ratings, and will typically have voting rights limited to matters affecting the rights of the particular class of preferred securities. The Fund primarily intends to buy and hold Digital Credit Preferred Securities and enter into swaps for long-term income exposure, but may also engage in tactical trades when the Adviser believes that attractive opportunities are available.

The Fund may use leverage tactically through borrowings, including reverse repurchase agreements and borrowings under a credit facility, if available, and through total return swaps on Digital Credit Preferred Securities. The Fund does not seek to provide a stated multiple of the daily performance of any security or benchmark and does not seek daily reset leveraged investment results. The Fund generally expects to maintain little or no leveraged investment exposure when Digital Credit Preferred Securities are trading near their par or stated values, but may gradually increase leveraged exposure to acquire Digital Credit Preferred Securities following price declines and reduce that exposure as prices recover. The Fund generally expects to implement tactical leveraged exposure through borrowings used to purchase physical securities, although it may also use total return swaps. The amount and form of leverage will be determined by the Adviser based on valuation, yield, liquidity, financing availability and cost, and other investment and risk-management considerations, subject to applicable law, the Fund’s derivatives risk-management program, and portfolio guidelines.

The Fund also intends to write put options on Digital Credit Preferred Securities that the Adviser would be willing to purchase at the applicable exercise price. In return for writing a put option, the Fund receives a premium and assumes the obligation to purchase the underlying security at the exercise price if the option is exercised. The Fund will maintain cash or cash equivalents sufficient to meet its obligations under the written put options. The Adviser may use this strategy both to generate income and, in the event that the options are exercised, to acquire Digital Credit Preferred Securities at prices it considers attractive.

The Fund will be concentrated (hold 25% or more of its total assets) in investments that provide exposure to Bitcoin treasury companies, as defined above. At inception, the Fund’s portfolio is expected to consist of only two issuers, STRC and SATA. The Adviser will typically allocate the Fund's investments equally among STRC and SATA unless the Adviser believes that market conditions or valuations present an attractive opportunity to overweight STRC or SATA.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”) and expects to hold a concentrated portfolio. The Fund generally will not be limited in the amount it may invest in the securities of any issuer, except to the extent necessary to qualify as a "regulated investment company" as described below. The Fund will not invest directly in Bitcoin.

To satisfy the asset-diversification requirements applicable to a regulated investment company ("RIC") under the Internal Revenue Code of 1986 (the "Code"), at the end of a fiscal quarter, the Fund may temporarily enter into reverse repurchase agreements, thereby increasing its total assets and liabilities, replace a portion of its direct holdings with swap exposure, and/or adjust its holdings of cash, cash equivalents, U.S. Treasury securities, money market funds, and other short-term instruments.

Strategy Inc. is a Bitcoin treasury company and an enterprise analytics software producer. Strategy Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Strategy Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding Strategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Strive, Inc. is a Bitcoin treasury company and a structured finance company and institutional asset manager. Strive, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Strive, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-41612 through the SEC’s website at www.sec.gov. In addition, information regarding Strive, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities issued by Bitcoin treasury companies (“Digital Credit Preferred Securities”) and engages in derivatives transactions that provide exposure to Digital Credit Preferred Securities. Digital Credit Preferred Securities are preferred securities issued by Bitcoin treasury companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (hold 25% or more of its total assets) in investments that provide exposure to Bitcoin treasury companies, as defined above.